Royalties and license fees (Details) - CHF (SFr)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Accrued project costs and royalties		SFr 2,167,000	SFr 3,410,000
University of Zurich
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Royalty		50,000	50,000	SFr 50,000
Royalties, minimum amount required to pay in total		10,000
University of Utrecht
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
License fees	SFr 250,000
Accrued project costs and royalties			SFr 250,000
University of Utrecht | Reservation Agreement with Swiss Federal Office of Public Health
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Royalty, payable		SFr 1,000,000